Government assistance	12 Months Ended
Dec. 31, 2015
Government Assistance Disclosure [Abstract]
Government assistance
16. Government assistance:

From time to time, the Company enters into agreements for financial assistance with government agencies. During the years ended December 31, 2015, 2014 and 2013, government assistance of $215, $892 and $640 was received or receivable by the Company, respectively, which has been recorded as a reduction of the related research and development expenditures (Note 18).

Under the terms of an agreement with the Industry Canada’s Industrial Technologies Office (“ITO”), from April 1, 2008 to March 31, 2015, inclusively, the Company is obligated to incur annual royalties equal to the greater of $1,164 (CDN$1,350) or 0.33%% of the Company’s annual revenue provided that gross revenue exceeds $11,638 (CDN$13,500) in any of the aforementioned fiscal years. The royalty payment period may be extended until the earlier of March 31, 2018 or until cumulative royalties total $24,389 (CDN$28,200). For the year ended December 31, 2015 $285 (December 31, 2014 - $1,481) in royalties were paid. As at December 31, 2015 $2,387 remains accrued in accounts payable and accrued liabilities (December 31, 2014 - $1,269). As at December 31, 2015, cumulative royalties of CDN$10,014 have been paid.